Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 7,147,100	$ 1,022,023	¥ 6,014,854	¥ 266,622
Purchase of short-term investments	85,638,931	12,246,204	36,969,524	13,547,650
Maturity of short-term investments	81,815,086	11,699,402	37,007,903	16,328,255
Placement of time deposits	10,490,794	1,500,164	5,833,946	9,961,925
Maturity of time deposits	8,411,880	1,202,883	7,486,732	9,690,806
Net cash provided by/(used in) investing activities	(9,340,614)	(1,335,690)	(138,087)	1,762,148
Purchase of noncontrolling interests	1,067	153		7,027
Proceeds from exercise of employees' share options	6,559	938	10,268	2
Proceeds from issuance of convertible senior notes, net of issuance costs	4,886,978	698,828	100,000
Proceeds of long-term loans	2,699,000	385,952	5,149,000	1,950,482
Repurchase of shares	(822,713)	(117,645)	(117,523)
Repurchase of convertible senior notes	(474)	(68)	(6,058,432)	(7,675,227)
Net cash (used in)/provided by financing activities	4,087,283	$ 584,474	(2,825,383)	(5,074,685)
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(120,821)		(118,834)	(111,392)
Purchase of short-term investments	(427,465)		(70)	(3,863)
Maturity of short-term investments	422,568		175,717	982,151
Placement of time deposits	(211,779)
Maturity of time deposits				4,083,893
Investments and loans from/(to) subsidiaries, VIEs and VIEs' subsidiaries	(3,506,156)		3,180,316	383,391
Other investing activities	(352,608)		(147,691)	(76,697)
Net cash provided by/(used in) investing activities	(4,075,440)		3,208,272	5,368,875
Purchase of noncontrolling interests				(7,027)
Proceeds from exercise of employees' share options	6,559		10,268	2
Proceeds from issuance of ordinary shares, net of issuance costs				2,689,380
Proceeds from issuance of convertible senior notes, net of issuance costs	4,886,978
Proceeds of long-term loans			3,100,000
Repayment of long-term loans	(31,000)
Repurchase of shares	(822,713)		(117,523)
Repurchase of convertible senior notes	(474)		(6,058,432)	(7,675,227)
Net cash (used in)/provided by financing activities	¥ 4,039,350		¥ (3,065,687)	¥ (4,992,872)